Consolidated statements of cash flows	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Operating activities
Net loss for the year	$ (2,875,061)	$ (64,148,145)	$ (11,838,257)
Items not affecting cash
Deferred income tax (recovery) expense		(3,090,208)	1,341,185
Depreciation	8,671	11,166	14,424
Amortization of right-of-use assets	101,722	101,722	106,791
Impairment of property, plant and equipment			7,441,293
Impairment of exploration and evaluation assets	55,374	63,823,478
Interest expenses on lease liability	30,565	39,502	47,379
Interest and standby fees on gold loan payable	295,551	290,164	278,948
Fair value adjustments on gold loan payable	1,199,904	538,975	(16,103)
Unrealized (gain) loss on gold in trust	(293,695)	(132,895)	6,518
Unrealized foreign exchange (gain) loss on gold loan payable	600,749	(55,949)	344,786
Unrealized foreign exchange (gain) loss on gold in trust	(114,785)	24,491	(64,920)
Unrealized gain on warrant liability		(102,787)	(520,503)
Loss on derecognition of gold loan payable	372,941
Share-based payments	(0)	810,150	1,478,100
Changes in non-cash working capital components
Accounts receivable and prepaid expenses	142,321	(194,169)	(103,833)
Trade and other payables	(426,693)	601,499	(169,206)
Net cash used in operating activities	(902,436)	(1,483,006)	(1,653,398)
Investing activities
Property, plant and equipment – purchase	(1,328)	(2,037)	(47,056)
Exploration and evaluation assets – costs	(55,374)	(799,253)	(1,681,790)
Net cash used in investing activities	(56,702)	(801,290)	(1,728,846)
Financing activities
Repayment of lease liabilities	(131,095)	(127,797)	(130,056)
Net cash used in financing activities	(131,095)	(127,797)	(130,056)
Change in cash and cash equivalents	(1,090,233)	(2,412,093)	(3,512,300)
Cash and cash equivalents, beginning of year	4,245,983	6,658,076	10,170,376
Cash and cash equivalents, end of year	$ 3,155,750	$ 4,245,983	$ 6,658,076